Annual Total Returns - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity Dividend ETF for Rising Rates	Nov. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Sep. 12, 2016
Fidelity Dividend ETF for Rising Rates
Bar Chart Table:
Annual Return 2017	19.51%
Annual Return 2018	(3.23%)
Annual Return 2019	26.55%
Annual Return 2020	8.22%
Annual Return 2021	26.02%